T. ROWE PRICE Emerging Markets Stock Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA
1.6%
Common Stocks 1.6%
MercadoLibre (USD) (1) 99,573 177,191
Tenaris, ADR (USD) 2,611,700 40,377
Total Argentina (Cost
$70,411
)
217,568
BELGIUM
0.7%
Common Stocks 0.7%
Anheuser-Busch InBev 1,497,263 93,987
Total Belgium (Cost
$127,206
)
93,987
BRAZIL
6.7%
Common Stocks 4.2%
B3 10,162,600 111,221
Lojas Renner 6,925,641 52,708
Pagseguro Digital, Class A (USD) (1) 1,559,404 76,333
Raia Drogasil 28,521,160 129,798
Rede D'Or Sao Luiz 2,937,553 35,059
StoneCo, Class A (USD) (1) 1,192,824 85,764
XP, Class A (USD) (1) 1,601,620 69,895
560,778
Preferred Stocks 2.5%
Itau Unibanco Holding (2) 62,636,818 324,781
324,781
Total Brazil (Cost
$697,611
)
885,559
CHILE
0.9%
Common Stocks 0.9%
Banco Santander Chile, ADR (USD) 5,650,815 114,090
Total Chile (Cost
$121,367
)
114,090
CHINA
32.9%
Common Stocks 27.8%
Alibaba Group Holding (HKD) (1) 9,392,156 298,056
Alibaba Group Holding, ADR (USD) (1) 2,316,017 587,875
Anhui Conch Cement, H Shares (HKD) 13,388,500 79,097

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
China Mengniu Dairy (HKD) 52,181,000 310,318
China Merchants Bank, H Shares (HKD) 11,926,000 91,328
China Overseas Land & Investment (HKD) 16,924,000 38,444
China Resources Beer Holdings (HKD) 14,858,000 131,000
China Resources Mixc Lifestyle Services (HKD) (1) 1,088,600 5,728
CSPC Pharmaceutical Group (HKD) 50,691,520 51,533
ENN Energy Holdings (HKD) 4,031,600 62,177
Greentown Service Group (HKD) 23,668,000 26,618
Meituan, Class B (HKD) (1) 1,343,500 61,948
New Oriental Education & Technology Group, ADR (USD) (1) 237,200 39,731
Ping An Insurance Group, H Shares (HKD) 24,428,500 287,714
Sino Biopharmaceutical (HKD) 79,891,500 74,168
TAL Education Group, ADR (USD) (1) 1,614,200 124,100
Tencent Holdings (HKD) 13,636,000 1,215,013
Tencent Music Entertainment Group, ADR (USD) (1) 2,597,300 69,088
Trip.com Group, ADR (USD) (1) 2,286,091 72,766
Yum China Holdings (USD) 1,314,800 74,562
3,701,264
Common Stocks - China A Shares 5.1%
Anhui Conch Cement, A Shares (3) 7,776,966 60,503
Gree Electric Appliances of Zhuhai, A Shares (CNH) 9,673,058 83,867
Gree Electric Appliances of Zhuhai, A Shares (3) 621,757 5,395
Jiangsu Hengrui Medicine, A Shares (CNH) 4,004,198 64,027
Kweichow Moutai, A Shares (CNH) 9,362 3,057
Kweichow Moutai, A Shares (3) 525,984 171,898
Midea Group, A Shares (CNH) 3,049,367 45,283
Midea Group, A Shares (3) 2,544,972 37,822
Ping An Insurance Group, A Shares (3) 965,500 11,784
Shanghai International Airport, A Shares (CNH) 3,945,352 48,087
Songcheng Performance Development, A Shares (3) 23,779,486 60,256
Yifeng Pharmacy Chain, A Shares (CNH) 5,507,144 86,278
678,257
Total China (Cost
$1,899,786
)
4,379,521
CZECH REPUBLIC
0.3%
Common Stocks 0.3%
Komercni banka (1) 1,386,696 42,089
Total Czech Republic (Cost
$51,780
)
42,089

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
HONG KONG
3.3%
Common Stocks 3.3%
AIA Group 31,386,400 378,418
Hong Kong Exchanges & Clearing 931,200 59,534
Total Hong Kong (Cost
$200,384
)
437,952
HUNGARY
0.9%
Common Stocks 0.9%
OTP Bank (1) 2,600,862 118,588
Total Hungary (Cost
$103,053
)
118,588
INDIA
6.3%
Common Stocks 6.3%
HDFC Bank (1) 10,178,042 194,303
Housing Development Finance 8,393,783 272,963
Infosys 13,703,243 234,249
Kotak Mahindra Bank (1) 2,373,320 55,518
Maruti Suzuki India 482,245 47,635
Tata Consultancy Services 897,812 38,391
Total India (Cost
$486,428
)
843,059
INDONESIA
1.1%
Common Stocks 1.1%
Astra International 150,384,600 65,166
Bank Central Asia 32,040,000 77,061
Total Indonesia (Cost
$109,405
)
142,227
MEXICO
1.3%
Common Stocks 1.3%
Grupo Aeroportuario del Sureste, ADR (USD) (1) 525,214 82,306
Wal-Mart de Mexico 33,001,748 93,987
Total Mexico (Cost
$126,340
)
176,293

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS
0.4%
Common Stocks 0.4%
Prosus 491,708 57,447
Total Netherlands (Cost
$41,048
)
57,447
PERU
1.4%
Common Stocks 1.4%
Credicorp (USD) 780,600 117,348
Southern Copper (USD) 1,006,300 66,828
Total Peru (Cost
$186,173
)
184,176
PHILIPPINES
1.5%
Common Stocks 1.5%
SM Investments 6,551,599 133,981
Universal Robina 22,419,359 62,910
Total Philippines (Cost
$122,679
)
196,891
POLAND
0.5%
Common Stocks 0.5%
InPost (EUR) (1) 2,559,438 61,499
Total Poland (Cost
$52,985
)
61,499
RUSSIA
4.4%
Common Stocks 4.4%
Mail.Ru Group, GDR (USD) (1) 2,227,888 58,039
Ozon Holdings, ADR (USD) (1) 846,919 40,940
Sberbank of Russia, ADR (USD) 26,058,103 356,526
X5 Retail Group, GDR (USD) 2,366,443 83,435
Yandex, Class A (USD) (1) 841,630 52,720
Total Russia (Cost
$427,357
)
591,660
SAUDI ARABIA
0.6%
Common Stocks 0.6%
Al Rajhi Bank 3,055,465 59,366

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
National Commercial Bank 2,304,270 26,486
Total Saudi Arabia (Cost
$71,885
)
85,852
SOUTH AFRICA
3.1%
Common Stocks 3.1%
Capitec Bank Holdings (1) 821,459 75,194
Clicks Group 3,934,033 64,637
FirstRand 23,989,119 75,344
Naspers, N Shares 474,430 109,750
Shoprite Holdings 9,582,632 88,565
Total South Africa (Cost
$378,367
)
413,490
SOUTH KOREA
13.5%
Common Stocks 12.3%
LG Household & Health Care 276,644 385,106
NAVER 765,818 233,675
Samsung Electronics 12,611,951 922,022
SK Hynix 933,121 101,879
1,642,682
Preferred Stocks 1.2%
Samsung Electronics (2) 2,423,364 158,045
158,045
Total South Korea (Cost
$608,945
)
1,800,727
TAIWAN
12.7%
Common Stocks 12.7%
Largan Precision 1,639,000 171,555
MediaTek 2,355,000 73,555
President Chain Store 10,494,000 99,991
Taiwan Semiconductor Manufacturing 61,019,111 1,289,541
Vanguard International Semiconductor 15,442,000 61,305
Total Taiwan (Cost
$613,406
)
1,695,947
THAILAND
1.7%
Common Stocks 1.7%
Airports of Thailand 21,930,700 43,597

T. ROWE PRICE Emerging Markets Stock Fund

Shares $ Value
(Cost and value in $000s)
CP ALL (1) 92,576,000 176,622
Total Thailand (Cost
$178,767
)
220,219
TURKEY
0.3%
Common Stocks 0.3%
BIM Birlesik Magazalar 4,108,029 40,428
Total Turkey (Cost
$23,592
)
40,428
UNITED ARAB EMIRATES
1.4%
Common Stocks 1.4%
First Abu Dhabi Bank 33,291,584 135,807
Network International Holdings (GBP) (1) 10,859,395 50,592
Total United Arab Emirates (Cost
$157,066
)
186,399
SHORT-TERM INVESTMENTS 2.0%
Money Market Funds 2.0%
T. Rowe Price Government Reserve Fund, 0.07% (4)(5) 265,649,019 265,649
Total Short-Term Investments (Cost $265,649) 265,649
Total Investments in Securities 99.5%
(Cost $7,121,690) $ 13,251,317
Other Assets Less Liabilities 0.5% 67,457
Net Assets 100.0% $ 13,318,774
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(3) China A shares held through the QFII are subject to certain restrictions.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts

T. ROWE PRICE Emerging Markets Stock Fund

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HKD Hong Kong Dollar
USD U.S. Dollar

T. ROWE PRICE Emerging Markets Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — # $ — $ 48 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 167,754 ¤ ¤ $ 265,649 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $48 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $265,649.

T. ROWE PRICE Emerging Markets Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Emerging Markets Stock Fund  (the fund)  is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Stock Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Stock Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F111-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,891,914 $ 10,610,928 $ — $ 12,502,842
Preferred Stocks — 482,826 — 482,826
Short-Term Investments 265,649 — — 265,649
Total $ 2,157,563 $ 11,093,754 $ — $ 13,251,317